Cash and Cash Equivalents - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Proportion of average remuneration of short-term investments corresponded to CDI	100.04%	99.66%
Cash and cash equivalents	R$ 7,032,339	R$ 6,691,098	R$ 4,358,276	R$ 2,273,834
TelefonicaGlobalTechnology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 16,694	R$ 18,308